Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 710
2016	21
Operating Leases, Future Minimum Payments Due, Total	$ 731